Accounts Receivable, Net - Schedule of Unsatisfied Performance Obligation (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Unsatisfied Performance Obligation [Line Items]
Performance obligation	$ 4,058,084	$ 2,754,348
Less than 1 year [Member}
Schedule of Unsatisfied Performance Obligation [Line Items]
Performance obligation	2,270,362	1,343,215
From 1 to 2 years [Member]
Schedule of Unsatisfied Performance Obligation [Line Items]
Performance obligation	1,061,866	762,783
From 2 to 3 years [Member]
Schedule of Unsatisfied Performance Obligation [Line Items]
Performance obligation	585,489	348,496
From 3 to 4 years [Member]
Schedule of Unsatisfied Performance Obligation [Line Items]
Performance obligation	129,652	209,356
From 4 to 5 years [Member]
Schedule of Unsatisfied Performance Obligation [Line Items]
Performance obligation	$ 10,715	$ 90,498